INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure
Net operating loss carryforwards	$ 118,085,461	$ 83,597,429
Deferred tax assets valuation allowance	11,307,489	5,224,095	$ 4,000,159	$ 4,888,240
Valuation allowance for Operating loss carryforwards	41,936,518	27,152,139
Operating loss carryforwards	4,443,670
Deferred tax assets valuation allowance, increase amount	3,901,147
Deferred tax assets valuation allowance, decrease amount	339,397
Utilization of deferred tax assets	510,807
Tax benefit	4,288,665	4,363,771	$ 2,850,547
Tax benefit related to expense allowed deducted on tax filing	2,177,436	2,200,000
Expected Utilization Prior To Expiration
Income Tax Disclosure
Net operating loss carryforwards	76,148,943	56,445,290
Valuation Allowance, Net Operating Loss Carryforwards
Income Tax Disclosure
Deferred tax assets valuation allowance	$ 8,880,258	$ 4,614,648
USA
Income Tax Disclosure
Term of operating loss carryforward (in years)	5 years
PRC
Income Tax Disclosure
Term of operating loss carryforward (in years)	10 years